COMMON STOCK OPTIONS AND WARRANTS (Details - Schedule of options activity) - Share-Based Payment Arrangement, Option [Member] - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding at the beginning of the year		926,266	431,266	451,898
Weighted average exercise price, Outstanding beginning balance		$ 5.74	$ 4.98	$ 5.06
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		3 years	3 years 3 months 18 days	3 years 4 months 24 days	4 years 2 months 12 days
Aggregate intrinsic value, Outstanding beginning balance		$ 0	$ 197,506	$ 0
Number of options, Granted		353,117	685,000	20,000
Weighted average exercise price, Granted		$ 4.22	$ 6.41	$ 4.32
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsGrantedWeightedAverageRemainingContractualTerm2]		4 years 6 months	4 years	4 years
Number of options, Forfeited			(190,000)	(40,632)
Weighted average exercise price, Cancelled/Forfeited		$ 4.48	$ 6.41	$ 14.00
Outstanding at the ending of the year	926,266	1,217,775	926,266	431,266	451,898
Weighted average exercise price, Outstanding ending balance		$ 5.37	$ 5.74	$ 4.98	$ 5.06
Aggregate intrinsic value, Outstanding ending balance			$ 0	$ 197,506	$ 0
Exercisable at end of period		581,325	404,599	312,310
Weighted average exercise price, Exercisable at end of period		$ 5.38	$ 5.02	$ 5.25
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		2 years 1 month 6 days	3 years 3 months 18 days	3 years 4 months 24 days
Aggregate intrinsic value, Exercisable			$ 0	$ 0